Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the year ended December 31
	2020	2021	2022

	(in thousands, except share and per share data)
Basic and diluted net earnings per share calculation
Numerator:
Net earnings attributable to ordinary shareholders, basic and diluted	8,247	450,144	355,201
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted (1)	100,000,000	100,870,300	117,647,000
Net earnings per share attributable to ordinary shareholders:
Basic	0.08	4.46	3.02
Diluted	0.08	4.46	3.02